Other non-current assets (Details) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Jun. 30, 2019 USD ($) tanker	Jun. 30, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Non-Current Assets [Line Items]
Deferred drydock costs on bareboat chartered-in vessels(6)			$ 0			$ 2,813
Other non-current assets			$ 97,233			75,210
Number of vessels			109
Sellers credit on lease financed vessels			$ 9,352			9,087
Right-of-use assets			$ 67,266		$ 51,101	0
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool			6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 32,300			31,450
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 6,794			4,923
Working capital repayment period upon vessel's exit from each pool			6 months
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			$ 6,600			6,600
Other related parties [member] | Scorpio Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties			45,694			42,973
Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment			25,080			12,221
Payments to acquire property, plant, and equipment		$ 116,100
Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of scrubbers | tanker		77
Right-of-use assets			64,925		48,466
Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment			15,356			6,365
Payments to acquire property, plant, and equipment	$ 36,200
Number of equipment | equipment	55
Deposits for purchase of property, plant, and equipment and minority interest			10,200
Aggregate difference in investment fair value between put and call option exercise prices			600
Drydock [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Right-of-use assets			2,341		$ 2,635
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, aggregate amount			13,100			13,100
Sale leaseback transaction, deposit per vessel			4,350			4,350
Accretion of lease financed vessels			300	$ 300
Third Party Supplier [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 1,800		$ 1,800
Period after investment acquired for which put option is exercisable			1 year
Period after investment acquired for which call option is exercisable			2 years
Third Party Supplier [Member] | Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier			$ 1,751			$ 1,751
Option exercised [Member] | Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of vessels | tanker			14
Payments to acquire property, plant, and equipment		$ 20,300	$ 20,300